Right-of-Use Assets, net and Lease Liabilities - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Cash outflow for leases	$ 0.1	$ 0.1